ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
ENVIRONMENTAL BONDS AND ASSET RETIREMENT OBLIGATIONS
Schedule of environmental bonds

	December 31,	December 31,
	2025	2024
Opening balance, start of period	$2,725,220	$2,542,047
Environmental bonds posted	412,663	—
Foreign exchange movement	(101,521)	183,173
Balance, end of period	$3,036,362	$2,725,220

Schedule of asset retirement obligations

	December 31,	December 31,
	2025	2024
Opening balance, start of period	$2,026,975	$1,895,472
Accretion	97,176	82,178
Change in estimates	349,848	(75,608)
Foreign exchange movement	(57,841)	124,933
Balance, end of period	$2,416,158	$2,026,975